UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Target Retirement Income Fund Investor Shares - VTINX

Vanguard Target Retirement 2020 Fund Investor Shares - VTWNX

Vanguard Target Retirement 2025 Fund Investor Shares - VTTVX

Vanguard Target Retirement 2030 Fund Investor Shares - VTHRX

Vanguard Target Retirement 2035 Fund Investor Shares - VTTHX

Vanguard Target Retirement 2040 Fund Investor Shares - VFORX

Vanguard Target Retirement 2045 Fund Investor Shares - VTIVX

Vanguard Target Retirement 2050 Fund Investor Shares - VFIFX

Vanguard Target Retirement 2055 Fund Investor Shares - VFFVX

Vanguard Target Retirement 2060 Fund Investor Shares - VTTSX

Vanguard Target Retirement 2065 Fund Investor Shares - VLXVX

Vanguard Target Retirement 2070 Fund Investor Shares - VSVNX

Vanguard Target Retirement Income Fund
Investor Shares (VTINX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund uses an asset allocation strategy designed for investors currently in retirement. It seeks to provide current income and some growth of capital.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.89%	4.55%	5.29%
Target Retirement Income Composite Index	7.93%	4.72%	5.51%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$36,228
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	36.3%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	18.5%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.2%
Vanguard Total International Bond II Index Fund Institutional Shares	15.4%
Vanguard Total International Stock Index Fund Investor Shares	12.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR308

Vanguard Target Retirement 2020 Fund
Investor Shares (VTWNX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.59%	6.03%	6.99%
Target Retirement 2020 Composite Index	8.59%	6.23%	7.26%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$35,638
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	34.4%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	21.6%
Vanguard Total International Stock Index Fund Investor Shares	14.9%
Vanguard Total International Bond II Index Fund Institutional Shares	14.5%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	13.9%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR682

Vanguard Target Retirement 2025 Fund
Investor Shares (VTTVX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	10.52%	7.38%	7.99%
Target Retirement 2025 Composite Index	10.47%	7.65%	8.31%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$76,726
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	30.1%
Vanguard Total Bond Market II Index Fund Investor Shares	28.8%
Vanguard Total International Stock Index Fund Investor Shares	20.6%
Vanguard Total International Bond II Index Fund Institutional Shares	12.1%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7.7%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR304

Vanguard Target Retirement 2030 Fund
Investor Shares (VTHRX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	11.70%	8.50%	8.78%
Target Retirement 2030 Composite Index	11.63%	8.77%	9.11%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$106,634
Number of Portfolio Holdings	8
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	36.1%
Vanguard Total Bond Market II Index Fund Investor Shares	27.2%
Vanguard Total International Stock Index Fund Investor Shares	24.7%
Vanguard Total International Bond II Index Fund Institutional Shares	11.3%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	0.0%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR695

Vanguard Target Retirement 2035 Fund
Investor Shares (VTTHX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.84%	9.56%	9.55%
Target Retirement 2035 Composite Index	12.68%	9.83%	9.87%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$116,326
Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	41.0%
Vanguard Total International Stock Index Fund Investor Shares	27.6%
Vanguard Total Bond Market II Index Fund Investor Shares	21.8%
Vanguard Total International Bond II Index Fund Institutional Shares	9.0%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR305

Vanguard Target Retirement 2040 Fund
Investor Shares (VFORX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.90%	10.62%	10.30%
Target Retirement 2040 Composite Index	13.70%	10.88%	10.61%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$105,909
Number of Portfolio Holdings	7
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	45.6%
Vanguard Total International Stock Index Fund Investor Shares	30.6%
Vanguard Total Bond Market II Index Fund Investor Shares	16.5%
Vanguard Total International Bond II Index Fund Institutional Shares	6.7%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR696

Vanguard Target Retirement 2045 Fund
Investor Shares (VTIVX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed roughly in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.94%	11.66%	10.89%
Target Retirement 2045 Composite Index	14.71%	11.93%	11.21%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$105,546
Number of Portfolio Holdings	7
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	49.7%
Vanguard Total International Stock Index Fund Investor Shares	33.8%
Vanguard Total Bond Market II Index Fund Investor Shares	11.4%
Vanguard Total International Bond II Index Fund Institutional Shares	4.5%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR306

Vanguard Target Retirement 2050 Fund
Investor Shares (VFIFX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.08%	12.20%	11.16%
Target Retirement 2050 Composite Index	15.94%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$92,367
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	5.8%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR699

Vanguard Target Retirement 2055 Fund
Investor Shares (VFFVX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.07%	12.20%	11.15%
Target Retirement 2055 Composite Index	15.95%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$64,042
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1487

Vanguard Target Retirement 2060 Fund
Investor Shares (VTTSX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.05%	12.20%	11.15%
Target Retirement 2060 Composite Index	15.95%	12.50%	11.50%
MSCI US Broad Market Index	17.45%	15.89%	14.79%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$37,994
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.4%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1691

Vanguard Target Retirement 2065 Fund
Investor Shares (VLXVX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 12, 2017, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (7/12/2017)
Investor Shares	16.02%	12.20%	10.55%
Target Retirement 2065 Composite Index	15.95%	12.50%	10.90%
MSCI US Broad Market Index	17.45%	15.89%	14.38%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.73%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$12,753
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.5%
Vanguard Total International Stock Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1791

Vanguard Target Retirement 2070 Fund
Investor Shares (VSVNX)
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund automatically adjusts its asset mix over time, providing broad diversification while incrementally decreasing exposure to stocks and increasing exposure to bonds. The Fund continues to adjust for approximately seven years after its target date until its allocations match those of Vanguard Target Retirement Income Fund.
  As a fund of funds, the Fund’s performance reflects the weighted average of its holdings’ total returns, which ranged from 2.56% for Vanguard Total International Bond II Index Fund Institutional Shares to 17.36% for Vanguard Total Stock Market Index Fund Institutional Plus Shares.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 28, 2022, Through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (6/28/2022)
Investor Shares	16.00%	16.39%
Target Retirement 2070 Composite Index	15.95%	16.53%
MSCI US Broad Market Index	17.45%	20.00%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	3.33%
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$2,099
Number of Portfolio Holdings	7
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of September 30, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	54.5%
Vanguard Total International Stock Index Fund Investor Shares	37.0%
Vanguard Total Bond Market II Index Fund Investor Shares	5.5%
Vanguard Total International Bond II Index Fund Institutional Shares	2.4%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
ARV009

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a) Audit Fees.	$28,000	$32,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$28,000	$32,000

(e)         (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

  (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)           For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)         Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)         For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund

Contents
Target Retirement Income Fund	1
Target Retirement 2020 Fund	9
Target Retirement 2025 Fund	17
Target Retirement 2030 Fund	25
Target Retirement 2035 Fund	33
Target Retirement 2040 Fund	41
Report of Independent Registered Public Accounting Firm	49
Tax information	50

Target Retirement Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (18.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	22,382,380	6,708,895
International Stock Fund (12.9%)
	Vanguard Total International Stock Index Fund Investor Shares	197,271,936	4,657,590
U.S. Bond Funds (52.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,365,895,704	13,167,234
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	233,802,900	5,861,439
			19,028,673
International Bond Fund (15.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	209,825,369	5,568,765
Total Investment Companies (Cost $29,480,604)			35,963,923
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $262,206)	2,622,852	262,286
Total Investments (100.0%) (Cost $29,742,810)			36,226,209
Other Assets and Liabilities—Net (0.0%)			1,960
Net Assets (100%)			36,228,169
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	1,040	117,000	725
E-mini S&P 500 Index	December 2025	415	139,829	1,929
				2,654
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement Income Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,742,810)	36,226,209
Cash Collateral Pledged—Futures Contracts	10,647
Receivables for Accrued Income	129,615
Receivables for Capital Shares Issued	14,926
Variation Margin Receivable—Futures Contracts	508
Total Assets	36,381,905
Liabilities
Payables for Investment Securities Purchased	129,929
Payables for Capital Shares Redeemed	23,807
Total Liabilities	153,736
Net Assets	36,228,169
At September 30, 2025, net assets consisted of:

Paid-in Capital	29,291,558
Total Distributable Earnings (Loss)	6,936,611
Net Assets	36,228,169

Net Assets
Applicable to 2,575,893,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,228,169
Net Asset Value Per Share	$14.06
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement Income Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,175,271
Interest	411
Net Investment Income—Note B	1,175,682
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	676,912
Futures Contracts	12,593
Realized Net Gain (Loss)	689,505
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	825,371
Futures Contracts	(352)
Change in Unrealized Appreciation (Depreciation)	825,019
Net Increase (Decrease) in Net Assets Resulting from Operations	2,690,206
1	Includes $44,175 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,175,682	1,151,579
Realized Net Gain (Loss)	689,505	865,279
Change in Unrealized Appreciation (Depreciation)	825,019	3,373,935
Net Increase (Decrease) in Net Assets Resulting from Operations	2,690,206	5,390,793
Distributions
Total Distributions	(2,067,137)	(1,578,331)
Capital Share Transactions
Issued	3,302,196	2,422,826
Issued in Lieu of Cash Distributions	1,994,970	1,524,768
Redeemed	(6,231,263)	(6,484,132)
Net Increase (Decrease) from Capital Share Transactions	(934,097)	(2,536,538)
Total Increase (Decrease)	(311,028)	1,275,924
Net Assets
Beginning of Period	36,539,197	35,263,273
End of Period	36,228,169	36,539,197
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.83	$12.43	$12.00	$15.24	$14.54
Investment Operations
Net Investment Income[1]	.450	.422	.333	.380	.278
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.017	.056
Net Realized and Unrealized Gain (Loss) on Investments	.582	1.560	.503	(2.381)	.887
Total from Investment Operations	1.032	1.982	.836	(1.984)	1.221
Distributions
Dividends from Net Investment Income	(.455)	(.448)	(.360)	(.382)	(.256)
Distributions from Realized Capital Gains	(.347)	(.134)	(.046)	(.874)	(.265)
Total Distributions	(.802)	(.582)	(.406)	(1.256)	(.521)
Net Asset Value, End of Period	$14.06	$13.83	$12.43	$12.00	$15.24
Total Return[3]	7.89%	16.22%	7.02%	-14.19%	8.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,228	$36,539	$35,263	$36,522	$16,322
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.12%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.21%	2.64%	2.82%	1.84%
Portfolio Turnover Rate	7%[5]	4%[5]	4%[5]	19%[5]	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

Target Retirement Income Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	96,903
Total Distributable Earnings (Loss)	(96,903)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	127,193
Undistributed Long-Term Gains	369,795
Net Unrealized Gains (Losses)	6,439,623
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,936,611
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,214,585	1,240,877
Long-Term Capital Gains	852,552	337,454
Total	2,067,137	1,578,331
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,786,586
Gross Unrealized Appreciation	7,896,597
Gross Unrealized Depreciation	(1,456,974)
Net Unrealized Appreciation (Depreciation)	6,439,623
7

Target Retirement Income Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	243,988	184,602
Issued in Lieu of Cash Distributions	149,915	115,335
Redeemed	(459,983)	(495,049)
Net Increase (Decrease) in Shares Outstanding	(66,080)	(195,112)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	264,160	NA2	NA2	21	(14)	10,269	—	262,286
Vanguard Short-Term Inflation-Protected Securities Index Fund	6,121,113	270,533	650,315	95	120,013	199,650	—	5,861,439
Vanguard Total Bond Market II Index Fund	13,323,551	1,067,511	1,073,211	(65,558)	(85,059)	501,941	—	13,167,234
Vanguard Total International Bond II Index Fund	5,795,614	377,751	494,242	(36,782)	(73,576)	252,319	—	5,568,765
Vanguard Total International Stock Index Fund	4,503,213	215,352	627,657	130,723	435,959	132,120	—	4,657,590
Vanguard Total Stock Market Index Fund	6,530,133	606,757	1,504,456	648,413	428,048	78,972	—	6,708,895
Total	36,537,784	2,537,904	4,349,881	676,912	825,371	1,175,271	—	36,226,209
1	Includes $195,150 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Target Retirement 2020 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (21.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	25,690,292	7,700,408
International Stock Fund (14.9%)
	Vanguard Total International Stock Index Fund Investor Shares	224,568,059	5,302,052
U.S. Bond Funds (48.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,270,766,075	12,250,185
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	198,456,720	4,975,310
			17,225,495
International Bond Fund (14.5%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	194,693,322	5,167,161
Total Investment Companies (Cost $28,113,815)			35,395,116
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $244,441)	2,445,132	244,513
Total Investments (100.0%) (Cost $28,358,256)			35,639,629
Other Assets and Liabilities—Net (0.0%)			(1,883)
Net Assets (100%)			35,637,746
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	1,018	114,525	710
E-mini S&P 500 Index	December 2025	373	125,678	1,733
				2,443
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $28,358,256)	35,639,629
Cash Collateral Pledged—Futures Contracts	9,720
Receivables for Investment Securities Sold	20,511
Receivables for Accrued Income	114,625
Receivables for Capital Shares Issued	6,965
Variation Margin Receivable—Futures Contracts	455
Total Assets	35,791,905
Liabilities
Payables for Investment Securities Purchased	114,588
Payables for Capital Shares Redeemed	39,571
Total Liabilities	154,159
Net Assets	35,637,746
At September 30, 2025, net assets consisted of:

Paid-in Capital	26,418,683
Total Distributable Earnings (Loss)	9,219,063
Net Assets	35,637,746

Net Assets
Applicable to 1,219,615,406 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,637,746
Net Asset Value Per Share	$29.22
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Retirement 2020 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,148,779
Interest	384
Net Investment Income—Note B	1,149,163
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,717,147
Futures Contracts	11,190
Realized Net Gain (Loss)	1,728,337
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	13,426
Futures Contracts	(600)
Change in Unrealized Appreciation (Depreciation)	12,826
Net Increase (Decrease) in Net Assets Resulting from Operations	2,890,326
1	Includes $85,641 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,149,163	1,168,548
Realized Net Gain (Loss)	1,728,337	1,931,047
Change in Unrealized Appreciation (Depreciation)	12,826	3,239,793
Net Increase (Decrease) in Net Assets Resulting from Operations	2,890,326	6,339,388
Distributions
Total Distributions	(3,081,466)	(2,289,720)
Capital Share Transactions
Issued	2,542,255	2,242,477
Issued in Lieu of Cash Distributions	3,018,429	2,242,720
Redeemed	(7,605,146)	(8,412,025)
Net Increase (Decrease) from Capital Share Transactions	(2,044,462)	(3,926,828)
Total Increase (Decrease)	(2,235,602)	122,840
Net Assets
Beginning of Period	37,873,348	37,750,508
End of Period	35,637,746	37,873,348
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.42	$26.42	$25.37	$36.04	$33.79
Investment Operations
Net Investment Income[1]	.897	.851	.671	.725	.613
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.033	.110
Net Realized and Unrealized Gain (Loss) on Investments	1.378	3.817	1.643	(5.358)	3.680
Total from Investment Operations	2.275	4.668	2.314	(4.600)	4.403
Distributions
Dividends from Net Investment Income	(.844)	(.790)	(.654)	(.789)	(.554)
Distributions from Realized Capital Gains	(1.631)	(.878)	(.610)	(5.281)	(1.599)
Total Distributions	(2.475)	(1.668)	(1.264)	(6.070)	(2.153)
Net Asset Value, End of Period	$29.22	$29.42	$26.42	$25.37	$36.04
Total Return[3]	8.59%	18.25%	9.36%	-15.83%	13.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,638	$37,873	$37,751	$39,835	$25,373
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	3.21%	3.09%	2.52%	2.48%	1.73%
Portfolio Turnover Rate	8%[5]	4%[5]	3%[5]	14%[5]	5%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

Target Retirement 2020 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	227,981
Total Distributable Earnings (Loss)	(227,981)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	723,127
Undistributed Long-Term Gains	1,271,538
Net Unrealized Gains (Losses)	7,224,398
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	9,219,063
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,085,955	1,084,058
Long-Term Capital Gains	1,995,511	1,205,662
Total	3,081,466	2,289,720
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,415,231
Gross Unrealized Appreciation	8,892,849
Gross Unrealized Depreciation	(1,668,451)
Net Unrealized Appreciation (Depreciation)	7,224,398
15

Target Retirement 2020 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	91,485	81,454
Issued in Lieu of Cash Distributions	113,817	83,218
Redeemed	(272,943)	(306,055)
Net Increase (Decrease) in Shares Outstanding	(67,641)	(141,383)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	250,298	NA2	NA2	29	(25)	9,849	—	244,513
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,894,257	501,168	520,361	(1,344)	101,590	166,155	—	4,975,310
Vanguard Total Bond Market II Index Fund	12,728,159	1,164,432	1,494,221	(123,395)	(24,790)	473,807	—	12,250,185
Vanguard Total International Bond II Index Fund	5,569,917	454,977	749,379	(53,620)	(54,734)	239,743	—	5,167,161
Vanguard Total International Stock Index Fund	5,826,963	184,949	1,367,110	370,106	287,144	163,068	—	5,302,052
Vanguard Total Stock Market Index Fund	8,602,588	429,035	2,560,827	1,525,371	(295,759)	96,157	—	7,700,408
Total	37,872,182	2,734,561	6,691,898	1,717,147	13,426	1,148,779	—	35,639,629
1	Includes $316,840 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Target Retirement 2025 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (30.1%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	77,145,568	23,123,612
International Stock Fund (20.6%)
	Vanguard Total International Stock Index Fund Investor Shares	668,921,569	15,793,238
U.S. Bond Funds (36.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,289,012,730	22,066,083
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	235,734,148	5,909,855
			27,975,938
International Bond Fund (12.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	350,374,408	9,298,937
Total Investment Companies (Cost $54,606,078)			76,191,725
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $537,292)	5,374,400	537,440
Total Investments (100.0%) (Cost $55,143,370)			76,729,165
Other Assets and Liabilities—Net (0.0%)			(2,817)
Net Assets (100%)			76,726,348
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	2,263	254,588	1,578
E-mini S&P 500 Index	December 2025	889	299,537	4,131
				5,709
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $55,143,370)	76,729,165
Cash Collateral Pledged—Futures Contracts	22,855
Receivables for Investment Securities Sold	46,894
Receivables for Accrued Income	167,715
Receivables for Capital Shares Issued	16,578
Variation Margin Receivable—Futures Contracts	1,087
Total Assets	76,984,294
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	167,649
Payables for Capital Shares Redeemed	90,287
Total Liabilities	257,946
Net Assets	76,726,348
At September 30, 2025, net assets consisted of:

Paid-in Capital	51,260,707
Total Distributable Earnings (Loss)	25,465,641
Net Assets	76,726,348

Net Assets
Applicable to 3,654,472,146 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,726,348
Net Asset Value Per Share	$21.00
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2025 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,233,215
Interest	808
Net Investment Income—Note B	2,234,023
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	3,648,053
Futures Contracts	38,028
Realized Net Gain (Loss)	3,686,081
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,541,674
Futures Contracts	30
Change in Unrealized Appreciation (Depreciation)	1,541,704
Net Increase (Decrease) in Net Assets Resulting from Operations	7,461,808
1	Includes $398,142 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,234,023	2,203,082
Realized Net Gain (Loss)	3,686,081	3,274,980
Change in Unrealized Appreciation (Depreciation)	1,541,704	9,014,511
Net Increase (Decrease) in Net Assets Resulting from Operations	7,461,808	14,492,573
Distributions
Total Distributions	(5,357,941)	(2,925,671)
Capital Share Transactions
Issued	6,379,752	6,055,516
Issued in Lieu of Cash Distributions	5,250,424	2,869,835
Redeemed	(15,762,344)	(13,917,429)
Net Increase (Decrease) from Capital Share Transactions	(4,132,168)	(4,992,078)
Total Increase (Decrease)	(2,028,301)	6,574,824
Net Assets
Beginning of Period	78,754,649	72,179,825
End of Period	76,726,348	78,754,649
See accompanying Notes, which are an integral part of the Financial Statements.
20

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.45	$17.55	$16.20	$22.84	$20.56
Investment Operations
Net Investment Income[1]	.584	.548	.418	.413	.362
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.019	.063
Net Realized and Unrealized Gain (Loss) on Investments	1.393	3.080	1.426	(3.761)	2.792
Total from Investment Operations	1.977	3.628	1.844	(3.329)	3.217
Distributions
Dividends from Net Investment Income	(.553)	(.505)	(.368)	(.440)	(.356)
Distributions from Realized Capital Gains	(.874)	(.223)	(.126)	(2.871)	(.581)
Total Distributions	(1.427)	(.728)	(.494)	(3.311)	(.937)
Net Asset Value, End of Period	$21.00	$20.45	$17.55	$16.20	$22.84
Total Return[3]	10.52%	21.13%	11.56%	-17.53%	15.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,726	$78,755	$72,180	$69,386	$41,268
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.91%	2.39%	2.19%	1.63%
Portfolio Turnover Rate	8%[5]	7%[5]	6%[5]	14%[5]	7%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

Target Retirement 2025 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	704,502
Total Distributable Earnings (Loss)	(704,502)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,410,697
Undistributed Long-Term Gains	2,532,318
Net Unrealized Gains (Losses)	21,522,626
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	25,465,641
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,138,684	2,028,705
Long-Term Capital Gains	3,219,257	896,966
Total	5,357,941	2,925,671
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	55,206,539
Gross Unrealized Appreciation	24,525,021
Gross Unrealized Depreciation	(3,002,395)
Net Unrealized Appreciation (Depreciation)	21,522,626
23

Target Retirement 2025 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	324,692	321,666
Issued in Lieu of Cash Distributions	280,471	155,715
Redeemed	(802,016)	(739,265)
Net Increase (Decrease) in Shares Outstanding	(196,853)	(261,884)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	486,473	NA2	NA2	33	(25)	20,361	—	537,440
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,138,981	1,100,889	436,389	(8,429)	114,803	187,447	—	5,909,855
Vanguard Total Bond Market II Index Fund	22,598,251	2,779,978	3,058,579	(199,249)	(54,318)	842,692	—	22,066,083
Vanguard Total International Bond II Index Fund	9,723,046	727,680	962,754	(60,405)	(128,630)	427,478	—	9,298,937
Vanguard Total International Stock Index Fund	16,390,937	481,309	3,025,900	673,358	1,273,534	470,765	—	15,793,238
Vanguard Total Stock Market Index Fund	24,392,283	1,101,479	5,949,205	3,242,745	336,310	284,472	—	23,123,612
Total	78,729,971	6,191,335	13,432,827	3,648,053	1,541,674	2,233,215	—	76,729,165
1	Includes $1,131,090 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Target Retirement 2030 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (36.1%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	128,532,137	38,526,222
International Stock Fund (24.7%)
	Vanguard Total International Stock Index Fund Investor Shares	1,115,722,820	26,342,216
U.S. Bond Funds (27.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	3,002,564,236	28,944,719
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	40,371	1,012
			28,945,731
International Bond Fund (11.3%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	455,720,302	12,094,817
Total Investment Companies (Cost $72,187,585)			105,908,986
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $683,998)	6,841,805	684,181
Total Investments (100.0%) (Cost $72,871,583)			106,593,167
Other Assets and Liabilities—Net (0.0%)			41,236
Net Assets (100%)			106,634,403
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	2,848	320,400	1,987
E-mini S&P 500 Index	December 2025	1,150	387,478	5,344
				7,331
See accompanying Notes, which are an integral part of the Financial Statements.
25

Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $72,871,583)	106,593,167
Cash Collateral Pledged—Futures Contracts	29,415
Receivables for Investment Securities Sold	49,528
Receivables for Accrued Income	120,292
Receivables for Capital Shares Issued	65,351
Variation Margin Receivable—Futures Contracts	1,407
Total Assets	106,859,160
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	120,206
Payables for Capital Shares Redeemed	104,541
Total Liabilities	224,757
Net Assets	106,634,403
At September 30, 2025, net assets consisted of:

Paid-in Capital	70,066,411
Total Distributable Earnings (Loss)	36,567,992
Net Assets	106,634,403

Net Assets
Applicable to 2,477,634,971 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	106,634,403
Net Asset Value Per Share	$43.04
See accompanying Notes, which are an integral part of the Financial Statements.
26

Target Retirement 2030 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,770,068
Interest	1,051
Net Investment Income—Note B	2,771,119
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	2,350,529
Futures Contracts	46,019
Realized Net Gain (Loss)	2,396,548
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,098,435
Futures Contracts	357
Change in Unrealized Appreciation (Depreciation)	6,098,792
Net Increase (Decrease) in Net Assets Resulting from Operations	11,266,459
1	Includes $815,341 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,771,119	2,510,656
Realized Net Gain (Loss)	2,396,548	1,120,089
Change in Unrealized Appreciation (Depreciation)	6,098,792	15,182,636
Net Increase (Decrease) in Net Assets Resulting from Operations	11,266,459	18,813,381
Distributions
Total Distributions	(3,397,758)	(2,243,420)
Capital Share Transactions
Issued	11,792,572	10,662,275
Issued in Lieu of Cash Distributions	3,336,790	2,206,276
Redeemed	(15,422,042)	(11,933,760)
Net Increase (Decrease) from Capital Share Transactions	(292,680)	934,791
Total Increase (Decrease)	7,576,021	17,504,752
Net Assets
Beginning of Period	99,058,382	81,553,630
End of Period	106,634,403	99,058,382
See accompanying Notes, which are an integral part of the Financial Statements.
28

Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$39.93	$33.23	$30.12	$43.40	$37.63
Investment Operations
Net Investment Income[1]	1.106	1.011	.767	.730	.679
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.028	.098
Net Realized and Unrealized Gain (Loss) on Investments	3.380	6.609	3.137	(7.291)	6.031
Total from Investment Operations	4.486	7.620	3.904	(6.533)	6.808
Distributions
Dividends from Net Investment Income	(1.036)	(.920)	(.643)	(.822)	(.661)
Distributions from Realized Capital Gains	(.340)	—	(.151)	(5.925)	(.377)
Total Distributions	(1.376)	(.920)	(.794)	(6.747)	(1.038)
Net Asset Value, End of Period	$43.04	$39.93	$33.23	$30.12	$43.40
Total Return[3]	11.70%	23.27%	13.14%	-18.42%	18.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106,634	$99,058	$81,554	$72,116	$36,946
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.78%	2.32%	2.07%	1.62%
Portfolio Turnover Rate	9%[5]	7%[5]	3%[5]	11%[5]	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
30

Target Retirement 2030 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	982,145
Total Distributable Earnings (Loss)	(982,145)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,846,608
Undistributed Long-Term Gains	1,111,959
Net Unrealized Gains (Losses)	33,609,425
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	36,567,992
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,598,815	2,243,420
Long-Term Capital Gains	798,943	—
Total	3,397,758	2,243,420
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,983,742
Gross Unrealized Appreciation	36,658,981
Gross Unrealized Depreciation	(3,049,556)
Net Unrealized Appreciation (Depreciation)	33,609,425
31

Target Retirement 2030 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	298,059	293,166
Issued in Lieu of Cash Distributions	87,903	62,026
Redeemed	(389,221)	(328,357)
Net Increase (Decrease) in Shares Outstanding	(3,259)	26,835
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	594,195	NA2	NA2	37	(17)	26,559	—	684,181
Vanguard Short-Term Inflation-Protected Securities Index Fund	—	2,013	1,002	2	(1)	13	—	1,012
Vanguard Total Bond Market II Index Fund	26,372,101	5,360,383	2,536,943	(174,930)	(75,892)	1,042,117	—	28,944,719
Vanguard Total International Bond II Index Fund	11,213,850	1,585,100	488,941	(1,443)	(213,749)	512,229	—	12,094,817
Vanguard Total International Stock Index Fund	24,496,571	1,283,860	2,638,723	255,758	2,944,750	730,432	—	26,342,216
Vanguard Total Stock Market Index Fund	36,356,756	1,647,449	5,192,432	2,271,105	3,443,344	458,718	—	38,526,222
Total	99,033,473	9,878,805	10,858,041	2,350,529	6,098,435	2,770,068	—	106,593,167
1	Includes $1,960,670 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
32

Target Retirement 2035 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (41.0%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	158,979,068	47,652,386
International Stock Fund (27.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,362,573,875	32,170,369
U.S. Bond Fund (21.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,632,916,128	25,381,312
International Bond Fund (9.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	393,003,518	10,430,313
Total Investment Companies (Cost $74,436,446)			115,634,380
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $653,585)	6,537,737	653,774
Total Investments (100.0%) (Cost $75,090,031)			116,288,154
Other Assets and Liabilities—Net (0.0%)			38,189
Net Assets (100%)			116,326,343
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	3,028	340,650	2,112
E-mini S&P 500 Index	December 2025	1,017	342,665	4,726
				6,838
See accompanying Notes, which are an integral part of the Financial Statements.
33

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $75,090,031)	116,288,154
Cash Collateral Pledged—Futures Contracts	26,975
Receivables for Investment Securities Sold	38,266
Receivables for Accrued Income	105,258
Receivables for Capital Shares Issued	60,486
Variation Margin Receivable—Futures Contracts	1,237
Total Assets	116,520,376
Liabilities
Payables for Investment Securities Purchased	105,183
Payables for Capital Shares Redeemed	88,850
Total Liabilities	194,033
Net Assets	116,326,343
At September 30, 2025, net assets consisted of:

Paid-in Capital	73,095,672
Total Distributable Earnings (Loss)	43,230,671
Net Assets	116,326,343

Net Assets
Applicable to 4,230,053,500 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,326,343
Net Asset Value Per Share	$27.50
See accompanying Notes, which are an integral part of the Financial Statements.
34

Target Retirement 2035 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,793,593
Interest	1,038
Net Investment Income—Note B	2,794,631
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,544,179
Futures Contracts	29,764
Realized Net Gain (Loss)	1,573,943
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	8,909,565
Futures Contracts	(417)
Change in Unrealized Appreciation (Depreciation)	8,909,148
Net Increase (Decrease) in Net Assets Resulting from Operations	13,277,722
1	Includes $949,867 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,794,631	2,463,259
Realized Net Gain (Loss)	1,573,943	1,005,644
Change in Unrealized Appreciation (Depreciation)	8,909,148	17,096,567
Net Increase (Decrease) in Net Assets Resulting from Operations	13,277,722	20,565,470
Distributions
Total Distributions	(3,099,757)	(2,189,745)
Capital Share Transactions
Issued	12,785,805	11,467,634
Issued in Lieu of Cash Distributions	3,048,766	2,156,718
Redeemed	(13,865,654)	(10,185,189)
Net Increase (Decrease) from Capital Share Transactions	1,968,917	3,439,163
Total Increase (Decrease)	12,146,882	21,814,888
Net Assets
Beginning of Period	104,179,461	82,364,573
End of Period	116,326,343	104,179,461
See accompanying Notes, which are an integral part of the Financial Statements.
36

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.13	$20.64	$18.50	$27.25	$23.16
Investment Operations
Net Investment Income[1]	.662	.601	.471	.455	.430
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.014	.046
Net Realized and Unrealized Gain (Loss) on Investments	2.456	4.437	2.192	(4.566)	4.244
Total from Investment Operations	3.118	5.038	2.663	(4.097)	4.720
Distributions
Dividends from Net Investment Income	(.620)	(.548)	(.402)	(.559)	(.409)
Distributions from Realized Capital Gains	(.128)	—	(.121)	(4.094)	(.221)
Total Distributions	(.748)	(.548)	(.523)	(4.653)	(.630)
Net Asset Value, End of Period	$27.50	$25.13	$20.64	$18.50	$27.25
Total Return[3]	12.84%	24.76%	14.61%	-18.87%	20.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,326	$104,179	$82,365	$70,250	$37,822
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.64%	2.30%	2.08%	1.64%
Portfolio Turnover Rate	6%[5]	4%[5]	1%[5]	9%[5]	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
38

Target Retirement 2035 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,076,441
Total Distributable Earnings (Loss)	(1,076,441)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,955,333
Undistributed Long-Term Gains	200,463
Net Unrealized Gains (Losses)	41,074,875
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	43,230,671
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,567,701	2,189,745
Long-Term Capital Gains	532,056	—
Total	3,099,757	2,189,745
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	75,213,279
Gross Unrealized Appreciation	43,458,003
Gross Unrealized Depreciation	(2,383,128)
Net Unrealized Appreciation (Depreciation)	41,074,875
39

Target Retirement 2035 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	510,030	504,125
Issued in Lieu of Cash Distributions	126,873	97,237
Redeemed	(551,873)	(447,783)
Net Increase (Decrease) in Shares Outstanding	85,030	153,579
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	619,019	NA2	NA2	28	(11)	27,322	—	653,774
Vanguard Total Bond Market II Index Fund	22,242,238	5,243,190	1,902,601	(201,833)	318	897,651	—	25,381,312
Vanguard Total International Bond II Index Fund	9,464,665	1,463,136	314,381	1,399	(184,506)	439,777	—	10,430,313
Vanguard Total International Stock Index Fund	28,743,822	1,686,352	2,158,300	257,350	3,641,145	875,837	—	32,170,369
Vanguard Total Stock Market Index Fund	43,087,182	2,102,792	4,477,442	1,487,235	5,452,619	553,006	—	47,652,386
Total	104,156,926	10,495,470	8,852,724	1,544,179	8,909,565	2,793,593	—	116,288,154
1	Includes $2,060,550 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
40

Target Retirement 2040 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (45.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	161,211,488	48,321,531
International Stock Fund (30.6%)
	Vanguard Total International Stock Index Fund Investor Shares	1,375,156,360	32,467,442
U.S. Bond Fund (16.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,808,531,500	17,434,243
International Bond Fund (6.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	266,951,725	7,084,899
Total Investment Companies (Cost $65,915,419)			105,308,115
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $582,614)	5,827,705	582,771
Total Investments (100.0%) (Cost $66,498,033)			105,890,886
Other Assets and Liabilities—Net (0.0%)			18,244
Net Assets (100%)			105,909,130
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	2,708	304,650	1,889
E-mini S&P 500 Index	December 2025	853	287,408	3,964
				5,853
See accompanying Notes, which are an integral part of the Financial Statements.
41

Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $66,498,033)	105,890,886
Cash Collateral Pledged—Futures Contracts	22,935
Receivables for Investment Securities Sold	9,045
Receivables for Accrued Income	72,703
Receivables for Capital Shares Issued	65,562
Variation Margin Receivable—Futures Contracts	1,035
Total Assets	106,062,166
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	72,652
Payables for Capital Shares Redeemed	80,374
Total Liabilities	153,036
Net Assets	105,909,130
At September 30, 2025, net assets consisted of:

Paid-in Capital	64,872,421
Total Distributable Earnings (Loss)	41,036,709
Net Assets	105,909,130

Net Assets
Applicable to 2,118,854,139 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,909,130
Net Asset Value Per Share	$49.98
See accompanying Notes, which are an integral part of the Financial Statements.
42

Target Retirement 2040 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,366,953
Interest	870
Net Investment Income—Note B	2,367,823
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,398,168
Futures Contracts	28,867
Realized Net Gain (Loss)	1,427,035
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	9,179,758
Futures Contracts	(1,432)
Change in Unrealized Appreciation (Depreciation)	9,178,326
Net Increase (Decrease) in Net Assets Resulting from Operations	12,973,184
1	Includes $969,552 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,367,823	2,067,134
Realized Net Gain (Loss)	1,427,035	669,532
Change in Unrealized Appreciation (Depreciation)	9,178,326	16,432,056
Net Increase (Decrease) in Net Assets Resulting from Operations	12,973,184	19,168,722
Distributions
Total Distributions	(2,367,780)	(1,851,778)
Capital Share Transactions
Issued	11,605,719	10,590,366
Issued in Lieu of Cash Distributions	2,330,698	1,824,415
Redeemed	(11,747,493)	(8,782,179)
Net Increase (Decrease) from Capital Share Transactions	2,188,924	3,632,602
Total Increase (Decrease)	12,794,328	20,949,546
Net Assets
Beginning of Period	93,114,802	72,165,256
End of Period	105,909,130	93,114,802
See accompanying Notes, which are an integral part of the Financial Statements.
44

Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.04	$36.50	$32.25	$48.29	$40.07
Investment Operations
Net Investment Income[1]	1.124	1.017	.821	.797	.764
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.017	.057
Net Realized and Unrealized Gain (Loss) on Investments	4.961	8.459	4.315	(8.162)	8.312
Total from Investment Operations	6.085	9.476	5.136	(7.348)	9.133
Distributions
Dividends from Net Investment Income	(1.055)	(.936)	(.714)	(1.003)	(.719)
Distributions from Realized Capital Gains	(.090)	—	(.172)	(7.689)	(.194)
Total Distributions	(1.145)	(.936)	(.886)	(8.692)	(.913)
Net Asset Value, End of Period	$49.98	$45.04	$36.50	$32.25	$48.29
Total Return[3]	13.90%	26.33%	16.15%	-19.42%	23.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,909	$93,115	$72,165	$60,363	$29,084
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.50%	2.27%	2.08%	1.66%
Portfolio Turnover Rate	5%[5]	2%[5]	1%[5]	7%[5]	5%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
45

Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
46

Target Retirement 2040 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,081,013
Total Distributable Earnings (Loss)	(1,081,013)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,451,642
Undistributed Long-Term Gains	320,452
Net Unrealized Gains (Losses)	39,264,615
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	41,036,709
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,191,190	1,851,778
Long-Term Capital Gains	176,590	—
Total	2,367,780	1,851,778
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	66,626,271
Gross Unrealized Appreciation	40,829,792
Gross Unrealized Depreciation	(1,565,177)
Net Unrealized Appreciation (Depreciation)	39,264,615
47

Target Retirement 2040 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	256,764	261,232
Issued in Lieu of Cash Distributions	53,814	46,328
Redeemed	(259,214)	(217,148)
Net Increase (Decrease) in Shares Outstanding	51,364	90,412
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	590,047	NA2	NA2	41	(21)	22,965	—	582,771
Vanguard Total Bond Market II Index Fund	14,895,720	4,042,501	1,371,733	(117,459)	(14,786)	614,470	—	17,434,243
Vanguard Total International Bond II Index Fund	6,442,577	1,029,590	261,978	215	(125,505)	304,237	—	7,084,899
Vanguard Total International Stock Index Fund	28,063,231	2,202,521	1,737,154	232,425	3,706,419	871,485	—	32,467,442
Vanguard Total Stock Market Index Fund	43,107,029	2,120,731	3,802,826	1,282,946	5,613,651	553,796	—	48,321,531
Total	93,098,604	9,395,343	7,173,691	1,398,168	9,179,758	2,366,953	—	105,890,886
1	Includes $1,965,400 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
48

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Chester Funds and Shareholders of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund and Vanguard Target Retirement 2040 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2020 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund and Vanguard Target Retirement 2040 Fund (six of the funds constituting Vanguard Chester Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
49

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Target Retirement Income Fund	5.7%
Target Retirement 2020 Fund	7.7
Target Retirement 2025 Fund	11.6
Target Retirement 2030 Fund	15.4
Target Retirement 2035 Fund	18.8
Target Retirement 2040 Fund	22.1
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Target Retirement Income Fund	165,081
Target Retirement 2020 Fund	218,902
Target Retirement 2025 Fund	614,887
Target Retirement 2030 Fund	907,394
Target Retirement 2035 Fund	1,068,025
Target Retirement 2040 Fund	1,053,533
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Target Retirement Income Fund	421,016
Target Retirement 2020 Fund	376,132
Target Retirement 2025 Fund	566,991
Target Retirement 2030 Fund	477,320
Target Retirement 2035 Fund	416,057
Target Retirement 2040 Fund	289,896
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund and Target Retirement 2040 Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
Target Retirement Income Fund	894,991
Target Retirement 2020 Fund	2,076,975
Target Retirement 2025 Fund	3,392,800
Target Retirement 2030 Fund	850,135
Target Retirement 2035 Fund	543,631
Target Retirement 2040 Fund	191,266
50

The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Target Retirement Income Fund	78.8%
Target Retirement 2020 Fund	81.0
Target Retirement 2025 Fund	68.0
Target Retirement 2030 Fund	59.6
Target Retirement 2035 Fund	51.8
Target Retirement 2040 Fund	41.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
Target Retirement Income Fund	259,119	10,318
Target Retirement 2020 Fund	282,163	12,611
Target Retirement 2025 Fund	674,337	35,946
Target Retirement 2030 Fund	965,032	55,506
Target Retirement 2035 Fund	1,065,337	66,254
Target Retirement 2040 Fund	990,108	65,694

Q3080 112025
51

Financial Statements
For the year ended September 30, 2025
Vanguard Target Retirement Funds
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund

Contents
Target Retirement 2045 Fund	1
Target Retirement 2050 Fund	9
Target Retirement 2055 Fund	17
Target Retirement 2060 Fund	25
Target Retirement 2065 Fund	33
Target Retirement 2070 Fund	41
Report of Independent Registered Public Accounting Firm	49
Tax information	50

Target Retirement 2045 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (49.7%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	175,136,528	52,495,423
International Stock Fund (33.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,513,140,220	35,725,241
U.S. Bond Fund (11.4%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,243,861,238	11,990,822
International Bond Fund (4.5%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	177,929,713	4,722,254
Total Investment Companies (Cost $63,121,244)			104,933,740
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $614,829)	6,150,018	615,002
Total Investments (100.0%) (Cost $63,736,073)			105,548,742
Other Assets and Liabilities—Net (0.0%)			(2,373)
Net Assets (100%)			105,546,369
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	2,439	274,387	1,702
E-mini S&P 500 Index	December 2025	1,031	347,383	4,791
				6,493
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $63,736,073)	105,548,742
Cash Collateral Pledged—Futures Contracts	26,160
Receivables for Accrued Income	49,834
Receivables for Capital Shares Issued	64,532
Variation Margin Receivable—Futures Contracts	1,264
Total Assets	105,690,532
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	51,614
Payables for Capital Shares Redeemed	92,539
Total Liabilities	144,163
Net Assets	105,546,369
At September 30, 2025, net assets consisted of:

Paid-in Capital	62,258,027
Total Distributable Earnings (Loss)	43,288,342
Net Assets	105,546,369

Net Assets
Applicable to 3,049,575,071 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,546,369
Net Asset Value Per Share	$34.61
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,191,511
Interest	985
Net Investment Income—Note B	2,192,496
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,351,819
Futures Contracts	35,597
Realized Net Gain (Loss)	1,387,416
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	10,163,215
Futures Contracts	(1,555)
Change in Unrealized Appreciation (Depreciation)	10,161,660
Net Increase (Decrease) in Net Assets Resulting from Operations	13,741,572
1	Includes $1,068,915 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,192,496	1,898,858
Realized Net Gain (Loss)	1,387,416	714,844
Change in Unrealized Appreciation (Depreciation)	10,161,660	16,831,788
Net Increase (Decrease) in Net Assets Resulting from Operations	13,741,572	19,445,490
Distributions
Total Distributions	(2,073,880)	(1,701,640)
Capital Share Transactions
Issued	11,766,593	10,856,682
Issued in Lieu of Cash Distributions	2,039,735	1,674,884
Redeemed	(10,940,768)	(8,043,403)
Net Increase (Decrease) from Capital Share Transactions	2,865,560	4,488,163
Total Increase (Decrease)	14,533,252	22,232,013
Net Assets
Beginning of Period	91,013,117	68,781,104
End of Period	105,546,369	91,013,117
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.82	$24.66	$21.54	$31.04	$25.22
Investment Operations
Net Investment Income[1]	.726	.657	.548	.536	.495
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.007	.020
Net Realized and Unrealized Gain (Loss) on Investments	3.764	6.111	3.200	(5.672)	5.840
Total from Investment Operations	4.490	6.768	3.748	(5.129)	6.355
Distributions
Dividends from Net Investment Income	(.684)	(.608)	(.486)	(.629)	(.452)
Distributions from Realized Capital Gains	(.016)	—	(.142)	(3.742)	(.083)
Total Distributions	(.700)	(.608)	(.628)	(4.371)	(.535)
Net Asset Value, End of Period	$34.61	$30.82	$24.66	$21.54	$31.04
Total Return[3]	14.94%	27.82%	17.67%	-19.93%	25.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,546	$91,013	$68,781	$55,921	$28,918
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.37%	2.25%	2.09%	1.68%
Portfolio Turnover Rate	4%[5]	1%[5]	1%[5]	5%[5]	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2045 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,171,760
Total Distributable Earnings (Loss)	(1,171,760)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,330,574
Undistributed Long-Term Gains	254,576
Net Unrealized Gains (Losses)	41,703,192
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	43,288,342
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,026,446	1,701,640
Long-Term Capital Gains	47,434	—
Total	2,073,880	1,701,640
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	63,845,550
Gross Unrealized Appreciation	42,683,417
Gross Unrealized Depreciation	(980,225)
Net Unrealized Appreciation (Depreciation)	41,703,192

Target Retirement 2045 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	378,820	393,465
Issued in Lieu of Cash Distributions	68,586	62,706
Redeemed	(350,803)	(291,976)
Net Increase (Decrease) in Shares Outstanding	96,603	164,195
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	689,361	NA2	NA2	52	(32)	25,154	—	615,002
Vanguard Total Bond Market II Index Fund	9,922,704	2,979,732	823,510	(37,261)	(50,843)	413,021	—	11,990,822
Vanguard Total International Bond II Index Fund	4,363,839	658,750	214,927	(3,150)	(82,258)	205,408	—	4,722,254
Vanguard Total International Stock Index Fund	30,217,209	2,788,275	1,632,190	241,388	4,110,559	950,565	—	35,725,241
Vanguard Total Stock Market Index Fund	45,795,354	2,104,809	2,741,319	1,150,790	6,185,789	597,363	—	52,495,423
Total	90,988,467	8,531,566	5,411,946	1,351,819	10,163,215	2,191,511	—	105,548,742
1	Includes $1,998,940 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2050 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (54.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	167,598,093	50,235,852
International Stock Fund (36.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,438,577,678	33,964,819
U.S. Bond Fund (5.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	558,706,883	5,385,934
International Bond Fund (2.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	84,610,048	2,245,551
Total Investment Companies (Cost $56,771,848)			91,832,156
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $524,600)	5,247,521	524,752
Total Investments (100.0%) (Cost $57,296,448)			92,356,908
Other Assets and Liabilities—Net (0.0%)			10,403
Net Assets (100%)			92,367,311
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	2,088	234,900	1,456
E-mini S&P 500 Index	December 2025	884	297,853	4,108
				5,564
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $57,296,448)	92,356,908
Cash Collateral Pledged—Futures Contracts	22,423
Receivables for Accrued Income	23,499
Receivables for Capital Shares Issued	76,453
Variation Margin Receivable—Futures Contracts	1,083
Total Assets	92,480,366
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	28,439
Payables for Capital Shares Redeemed	84,606
Total Liabilities	113,055
Net Assets	92,367,311
At September 30, 2025, net assets consisted of:

Paid-in Capital	56,343,730
Total Distributable Earnings (Loss)	36,023,581
Net Assets	92,367,311

Net Assets
Applicable to 1,572,977,578 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,367,311
Net Asset Value Per Share	$58.72
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,770,775
Interest	845
Net Investment Income—Note B	1,771,620
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,052,873
Futures Contracts	30,716
Realized Net Gain (Loss)	1,083,589
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	9,917,198
Futures Contracts	(1,143)
Change in Unrealized Appreciation (Depreciation)	9,916,055
Net Increase (Decrease) in Net Assets Resulting from Operations	12,771,264
1	Includes $1,066,630 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,771,620	1,528,517
Realized Net Gain (Loss)	1,083,589	535,410
Change in Unrealized Appreciation (Depreciation)	9,916,055	14,776,246
Net Increase (Decrease) in Net Assets Resulting from Operations	12,771,264	16,840,173
Distributions
Total Distributions	(1,670,810)	(1,372,680)
Capital Share Transactions
Issued	11,811,499	10,844,484
Issued in Lieu of Cash Distributions	1,641,934	1,350,227
Redeemed	(9,627,561)	(6,858,135)
Net Increase (Decrease) from Capital Share Transactions	3,825,872	5,336,576
Total Increase (Decrease)	14,926,326	20,804,069
Net Assets
Beginning of Period	77,440,985	56,636,916
End of Period	92,367,311	77,440,985
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.71	$41.00	$35.44	$50.09	$40.60
Investment Operations
Net Investment Income[1]	1.148	1.056	.904	.884	.798
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.009	.031
Net Realized and Unrealized Gain (Loss) on Investments	6.970	10.638	5.557	(9.524)	9.498
Total from Investment Operations	8.118	11.694	6.461	(8.631)	10.327
Distributions
Dividends from Net Investment Income	(1.092)	(.984)	(.805)	(1.026)	(.741)
Distributions from Realized Capital Gains	(.016)	—	(.096)	(4.993)	(.096)
Total Distributions	(1.108)	(.984)	(.901)	(6.019)	(.837)
Net Asset Value, End of Period	$58.72	$51.71	$41.00	$35.44	$50.09
Total Return[3]	16.08%	28.91%	18.48%	-20.18%	25.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92,367	$77,441	$56,637	$44,736	$21,583
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.28%	2.24%	2.10%	1.68%
Portfolio Turnover Rate	2%[5]	1%[5]	2%[5]	4%[5]	4%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2050 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,066,630
Total Distributable Earnings (Loss)	(1,066,630)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,080,410
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	34,968,151
Capital Loss Carryforwards	(24,980)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	36,023,581
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,646,826	1,372,680
Long-Term Capital Gains	23,984	—
Total	1,670,810	1,372,680
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	57,388,757
Gross Unrealized Appreciation	35,506,303
Gross Unrealized Depreciation	(538,152)
Net Unrealized Appreciation (Depreciation)	34,968,151

Target Retirement 2050 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	225,860	235,290
Issued in Lieu of Cash Distributions	32,858	30,329
Redeemed	(183,361)	(149,397)
Net Increase (Decrease) in Shares Outstanding	75,357	116,222
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	573,462	NA2	NA2	40	(27)	21,507	—	524,752
Vanguard Total Bond Market II Index Fund	5,116,557	1,130,304	801,783	(43,780)	(15,364)	199,038	—	5,385,934
Vanguard Total International Bond II Index Fund	2,309,338	278,460	296,027	(14,738)	(31,482)	103,950	—	2,245,551
Vanguard Total International Stock Index Fund	28,011,799	3,011,854	1,188,073	237,210	3,892,029	886,861	—	33,964,819
Vanguard Total Stock Market Index Fund	41,425,655	3,407,118	1,543,104	874,141	6,072,042	559,419	—	50,235,852
Total	77,436,811	7,827,736	3,828,987	1,052,873	9,917,198	1,770,775	—	92,356,908
1	Includes $1,929,980 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2055 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (54.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	116,254,774	34,846,206
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	1,005,138,022	23,731,309
U.S. Bond Fund (5.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	368,027,030	3,547,781
International Bond Fund (2.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	58,647,703	1,556,510
Total Investment Companies (Cost $42,484,247)			63,681,806
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $357,522)	3,576,189	357,619
Total Investments (100.0%) (Cost $42,841,769)			64,039,425
Other Assets and Liabilities—Net (0.0%)			2,885
Net Assets (100%)			64,042,310
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	1,441	162,113	1,005
E-mini S&P 500 Index	December 2025	604	203,510	2,807
				3,812
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $42,841,769)	64,039,425
Cash Collateral Pledged—Futures Contracts	15,349
Receivables for Accrued Income	15,890
Receivables for Capital Shares Issued	63,346
Variation Margin Receivable—Futures Contracts	740
Total Assets	64,134,750
Liabilities
Payables for Investment Securities Purchased	33,569
Payables for Capital Shares Redeemed	58,871
Total Liabilities	92,440
Net Assets	64,042,310
At September 30, 2025, net assets consisted of:

Paid-in Capital	42,199,543
Total Distributable Earnings (Loss)	21,842,767
Net Assets	64,042,310

Net Assets
Applicable to 977,439,366 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,042,310
Net Asset Value Per Share	$65.52
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,211,839
Interest	565
Net Investment Income—Note B	1,212,404
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	642,869
Futures Contracts	21,020
Realized Net Gain (Loss)	663,889
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	6,941,445
Futures Contracts	(581)
Change in Unrealized Appreciation (Depreciation)	6,940,864
Net Increase (Decrease) in Net Assets Resulting from Operations	8,817,157
1	Includes $688,929 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,212,404	1,012,092
Realized Net Gain (Loss)	663,889	392,744
Change in Unrealized Appreciation (Depreciation)	6,940,864	9,734,107
Net Increase (Decrease) in Net Assets Resulting from Operations	8,817,157	11,138,943
Distributions
Total Distributions	(1,139,606)	(888,536)
Capital Share Transactions
Issued	10,091,556	8,991,675
Issued in Lieu of Cash Distributions	1,119,964	873,723
Redeemed	(6,862,513)	(4,864,879)
Net Increase (Decrease) from Capital Share Transactions	4,349,007	5,000,519
Total Increase (Decrease)	12,026,558	15,250,926
Net Assets
Beginning of Period	52,015,752	36,764,826
End of Period	64,042,310	52,015,752
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$57.71	$45.74	$39.46	$54.38	$44.08
Investment Operations
Net Investment Income[1]	1.282	1.179	1.011	.981	.868
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.010	.034
Net Realized and Unrealized Gain (Loss) on Investments	7.773	11.874	6.192	(10.672)	10.295
Total from Investment Operations	9.055	13.053	7.203	(9.681)	11.197
Distributions
Dividends from Net Investment Income	(1.205)	(1.083)	(.885)	(1.099)	(.791)
Distributions from Realized Capital Gains	(.040)	—	(.038)	(4.140)	(.106)
Total Distributions	(1.245)	(1.083)	(.923)	(5.239)	(.897)
Net Asset Value, End of Period	$65.52	$57.71	$45.74	$39.46	$54.38
Total Return[3]	16.07%	28.92%	18.48%	-20.17%	25.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,042	$52,016	$36,765	$27,570	$12,516
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.28%	2.25%	2.10%	1.68%
Portfolio Turnover Rate	2%[5]	1%[5]	1%[5]	4%[5]	6%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2055 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	688,929
Total Distributable Earnings (Loss)	(688,929)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	744,105
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	21,139,806
Capital Loss Carryforwards	(41,144)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	21,842,767
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,104,667	888,536
Long-Term Capital Gains	34,939	—
Total	1,139,606	888,536
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	42,899,619
Gross Unrealized Appreciation	21,474,443
Gross Unrealized Depreciation	(334,637)
Net Unrealized Appreciation (Depreciation)	21,139,806

Target Retirement 2055 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	172,929	174,790
Issued in Lieu of Cash Distributions	20,089	17,587
Redeemed	(116,980)	(94,819)
Net Increase (Decrease) in Shares Outstanding	76,038	97,558
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	345,996	NA2	NA2	27	(16)	14,048	—	357,619
Vanguard Total Bond Market II Index Fund	3,476,557	629,436	519,852	(43,726)	5,366	136,139	—	3,547,781
Vanguard Total International Bond II Index Fund	1,557,595	206,801	176,961	(7,322)	(23,603)	70,968	—	1,556,510
Vanguard Total International Stock Index Fund	18,785,321	2,795,612	715,751	154,096	2,712,031	607,115	—	23,731,309
Vanguard Total Stock Market Index Fund	27,841,105	3,119,782	902,142	539,794	4,247,667	383,569	—	34,846,206
Total	52,006,574	6,751,631	2,314,706	642,869	6,941,445	1,211,839	—	64,039,425
1	Includes $1,440,750 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2060 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (54.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	68,977,064	20,675,185
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	596,093,478	14,073,767
U.S. Bond Fund (5.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	218,305,995	2,104,470
International Bond Fund (2.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	34,846,313	924,821
Total Investment Companies (Cost $26,535,107)			37,778,243
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $207,796)	2,078,585	207,858
Total Investments (100.0%) (Cost $26,742,903)			37,986,101
Other Assets and Liabilities—Net (0.0%)			7,895
Net Assets (100%)			37,993,996
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	870	97,875	536
E-mini S&P 500 Index	December 2025	346	116,580	1,608
				2,144
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $26,742,903)	37,986,101
Cash Collateral Pledged—Futures Contracts	8,875
Receivables for Accrued Income	9,412
Receivables for Capital Shares Issued	42,569
Variation Margin Receivable—Futures Contracts	423
Total Assets	38,047,380
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	16,323
Payables for Capital Shares Redeemed	37,051
Total Liabilities	53,384
Net Assets	37,993,996
At September 30, 2025, net assets consisted of:

Paid-in Capital	26,363,428
Total Distributable Earnings (Loss)	11,630,568
Net Assets	37,993,996

Net Assets
Applicable to 629,251,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,993,996
Net Asset Value Per Share	$60.38
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	706,731
Interest	371
Net Investment Income—Note B	707,102
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	373,222
Futures Contracts	10,387
Realized Net Gain (Loss)	383,609
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,095,987
Futures Contracts	(804)
Change in Unrealized Appreciation (Depreciation)	4,095,183
Net Increase (Decrease) in Net Assets Resulting from Operations	5,185,894
1	Includes $403,792 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	707,102	562,108
Realized Net Gain (Loss)	383,609	180,278
Change in Unrealized Appreciation (Depreciation)	4,095,183	5,426,382
Net Increase (Decrease) in Net Assets Resulting from Operations	5,185,894	6,168,768
Distributions
Total Distributions	(643,770)	(474,148)
Capital Share Transactions
Issued	7,569,509	6,613,234
Issued in Lieu of Cash Distributions	631,223	464,827
Redeemed	(4,324,833)	(2,893,982)
Net Increase (Decrease) from Capital Share Transactions	3,875,899	4,184,079
Total Increase (Decrease)	8,418,023	9,878,699
Net Assets
Beginning of Period	29,575,973	19,697,274
End of Period	37,993,996	29,575,973
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$53.17	$42.12	$36.30	$48.04	$38.95
Investment Operations
Net Investment Income[1]	1.186	1.090	.936	.903	.773
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.009	.029
Net Realized and Unrealized Gain (Loss) on Investments	7.151	10.938	5.697	(9.930)	9.085
Total from Investment Operations	8.337	12.028	6.633	(9.018)	9.887
Distributions
Dividends from Net Investment Income	(1.096)	(.978)	(.813)	(.936)	(.684)
Distributions from Realized Capital Gains	(.031)	—	—	(1.786)	(.113)
Total Distributions	(1.127)	(.978)	(.813)	(2.722)	(.797)
Net Asset Value, End of Period	$60.38	$53.17	$42.12	$36.30	$48.04
Total Return[3]	16.05%	28.93%	18.49%	-20.16%	25.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,994	$29,576	$19,697	$13,680	$6,658
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.19%	2.29%	2.26%	2.10%	1.69%
Portfolio Turnover Rate	1%[5]	1%[5]	1%[5]	3%[5]	8%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2060 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	403,792
Total Distributable Earnings (Loss)	(403,792)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	436,896
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	11,214,541
Capital Loss Carryforwards	(20,869)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	11,630,568
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	629,149	474,148
Long-Term Capital Gains	14,621	—
Total	643,770	474,148
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,771,560
Gross Unrealized Appreciation	11,381,535
Gross Unrealized Depreciation	(166,994)
Net Unrealized Appreciation (Depreciation)	11,214,541

Target Retirement 2060 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	140,703	139,473
Issued in Lieu of Cash Distributions	12,285	10,156
Redeemed	(79,986)	(61,037)
Net Increase (Decrease) in Shares Outstanding	73,002	88,592
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	226,399	NA2	NA2	10	(7)	9,038	—	207,858
Vanguard Total Bond Market II Index Fund	1,965,290	472,166	312,704	(24,178)	3,896	78,935	—	2,104,470
Vanguard Total International Bond II Index Fund	885,502	160,569	103,787	(4,536)	(12,927)	40,957	—	924,821
Vanguard Total International Stock Index Fund	10,697,100	2,087,861	404,778	89,750	1,603,834	354,237	—	14,073,767
Vanguard Total Stock Market Index Fund	15,804,184	2,573,064	515,430	312,176	2,501,191	223,564	—	20,675,185
Total	29,578,475	5,293,660	1,336,699	373,222	4,095,987	706,731	—	37,986,101
1	Includes $876,950 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2065 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (54.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	23,166,959	6,944,064
International Stock Fund (37.1%)
	Vanguard Total International Stock Index Fund Investor Shares	200,146,434	4,725,457
U.S. Bond Fund (5.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	73,309,269	706,702
International Bond Fund (2.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	11,697,699	310,457
Total Investment Companies (Cost $9,649,879)			12,686,680
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $64,685)	647,015	64,701
Total Investments (100.0%) (Cost $9,714,564)			12,751,381
Other Assets and Liabilities—Net (0.0%)			1,342
Net Assets (100%)			12,752,723
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	290	32,625	186
E-mini S&P 500 Index	December 2025	104	35,042	483
				669
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $9,714,564)	12,751,381
Cash Collateral Pledged—Futures Contracts	2,730
Receivables for Accrued Income	3,139
Receivables for Capital Shares Issued	17,103
Variation Margin Receivable—Futures Contracts	127
Total Assets	12,774,480
Liabilities
Payables for Investment Securities Purchased	5,582
Payables for Capital Shares Redeemed	16,175
Total Liabilities	21,757
Net Assets	12,752,723
At September 30, 2025, net assets consisted of:

Paid-in Capital	9,588,394
Total Distributable Earnings (Loss)	3,164,329
Net Assets	12,752,723

Net Assets
Applicable to 321,919,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,752,723
Net Asset Value Per Share	$39.61
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	226,355
Interest	113
Net Investment Income—Note B	226,468
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	94,060
Futures Contracts	3,068
Realized Net Gain (Loss)	97,128
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	1,385,793
Futures Contracts	(313)
Change in Unrealized Appreciation (Depreciation)	1,385,480
Net Increase (Decrease) in Net Assets Resulting from Operations	1,709,076
1	Includes $102,634 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,468	159,046
Realized Net Gain (Loss)	97,128	47,327
Change in Unrealized Appreciation (Depreciation)	1,385,480	1,528,805
Net Increase (Decrease) in Net Assets Resulting from Operations	1,709,076	1,735,178
Distributions
Total Distributions	(190,005)	(123,878)
Capital Share Transactions
Issued	3,800,120	2,941,658
Issued in Lieu of Cash Distributions	185,184	120,545
Redeemed	(1,594,609)	(1,021,065)
Net Increase (Decrease) from Capital Share Transactions	2,390,695	2,041,138
Total Increase (Decrease)	3,909,766	3,652,438
Net Assets
Beginning of Period	8,842,957	5,190,519
End of Period	12,752,723	8,842,957
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.86	$27.59	$23.76	$30.31	$24.52
Investment Operations
Net Investment Income[1]	.783	.718	.617	.594	.500
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.005	.017
Net Realized and Unrealized Gain (Loss) on Investments	4.677	7.169	3.723	(6.543)	5.712
Total from Investment Operations	5.460	7.887	4.340	(5.944)	6.229
Distributions
Dividends from Net Investment Income	(.696)	(.617)	(.510)	(.535)	(.400)
Distributions from Realized Capital Gains	(.014)	—	—	(.071)	(.039)
Total Distributions	(.710)	(.617)	(.510)	(.606)	(.439)
Net Asset Value, End of Period	$39.61	$34.86	$27.59	$23.76	$30.31
Total Return[3]	16.02%	28.95%	18.47%	-20.10%	25.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,753	$8,843	$5,191	$3,133	$1,430
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.29%	2.27%	2.13%	1.72%
Portfolio Turnover Rate	1%[5]	0%[5]	1%[5]	2%[5]	5%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2065 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. Subject to court approval, the parties have reached an agreement in principle to settle the lawsuit. The settlement is not anticipated to have a financial impact on the Trust.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	102,634
Total Distributable Earnings (Loss)	(102,634)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	142,573
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,024,805
Capital Loss Carryforwards	(3,049)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,164,329
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	187,968	123,878
Long-Term Capital Gains	2,037	—
Total	190,005	123,878
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,726,576
Gross Unrealized Appreciation	3,067,226
Gross Unrealized Depreciation	(42,421)
Net Unrealized Appreciation (Depreciation)	3,024,805

Target Retirement 2065 Fund
F.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	107,651	94,300
Issued in Lieu of Cash Distributions	5,493	4,018
Redeemed	(44,885)	(32,780)
Net Increase (Decrease) in Shares Outstanding	68,259	65,538
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	75,789	NA2	NA2	5	(4)	2,825	—	64,701
Vanguard Total Bond Market II Index Fund	586,395	207,844	82,795	(6,722)	1,980	25,147	—	706,702
Vanguard Total International Bond II Index Fund	264,510	77,280	26,128	(1,369)	(3,836)	12,826	—	310,457
Vanguard Total International Stock Index Fund	3,206,700	1,062,994	110,542	25,119	541,186	113,745	—	4,725,457
Vanguard Total Stock Market Index Fund	4,708,917	1,453,439	141,786	77,027	846,467	71,812	—	6,944,064
Total	8,842,311	2,801,557	361,251	94,060	1,385,793	226,355	—	12,751,381
1	Includes $259,350 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2070 Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (54.5%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	3,813,196	1,142,967
International Stock Fund (37.0%)
	Vanguard Total International Stock Index Fund Investor Shares	32,893,977	776,627
U.S. Bond Fund (5.5%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	11,999,485	115,675
International Bond Fund (2.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	1,924,784	51,084
Total Investment Companies (Cost $1,719,012)			2,086,353
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.180% (Cost $12,648)	126,492	12,649
Total Investments (100.0%) (Cost $1,731,660)			2,099,002
Other Assets and Liabilities—Net (0.0%)			(267)
Net Assets (100%)			2,098,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2025	53	5,962	37
E-mini S&P 500 Index	December 2025	19	6,402	23
				60
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,731,660)	2,099,002
Cash	30
Cash Collateral Pledged—Futures Contracts	500
Receivables for Accrued Income	519
Receivables for Capital Shares Issued	5,536
Variation Margin Receivable—Futures Contracts	23
Total Assets	2,105,610
Liabilities
Payables for Investment Securities Purchased	1,090
Payables for Capital Shares Redeemed	5,785
Total Liabilities	6,875
Net Assets	2,098,735
At September 30, 2025, net assets consisted of:

Paid-in Capital	1,712,023
Total Distributable Earnings (Loss)	386,712
Net Assets	2,098,735

Net Assets
Applicable to 66,771,910 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,098,735
Net Asset Value Per Share	$31.43
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	32,360
Interest	1
Net Investment Income—Note B	32,361
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	7,398
Futures Contracts	405
Realized Net Gain (Loss)	7,803
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	222,133
Futures Contracts	60
Change in Unrealized Appreciation (Depreciation)	222,193
Net Increase (Decrease) in Net Assets Resulting from Operations	262,357
1	Includes $7,701 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,361	14,595
Realized Net Gain (Loss)	7,803	(248)
Change in Unrealized Appreciation (Depreciation)	222,193	143,467
Net Increase (Decrease) in Net Assets Resulting from Operations	262,357	157,814
Distributions
Total Distributions	(21,149)	(7,044)
Capital Share Transactions
Issued	1,166,804	730,478
Issued in Lieu of Cash Distributions	20,549	6,795
Redeemed	(365,924)	(166,624)
Net Increase (Decrease) from Capital Share Transactions	821,429	570,649
Total Increase (Decrease)	1,062,637	721,419
Net Assets
Beginning of Period	1,036,098	314,679
End of Period	2,098,735	1,036,098
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended September 30,			June 28, 2022[1] to September 30, 2022
	2025	2024	2023
Net Asset Value, Beginning of Period	$27.58	$21.72	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.625	.567	.523	.113
Capital Gain Distributions Received[2]	—	.000[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.704	5.666	2.879	(1.613)
Total from Investment Operations	4.329	6.233	3.402	(1.500)
Distributions
Dividends from Net Investment Income	(.478)	(.373)	(.182)	—
Distributions from Realized Capital Gains	(.001)	—	—	—
Total Distributions	(.479)	(.373)	(.182)	—
Net Asset Value, End of Period	$31.43	$27.58	$21.72	$18.50
Total Return[4]	16.00%	28.98%	18.49%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,099	$1,036	$315	$32
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.21%	2.27%	2.40%	2.15%[5]
Portfolio Turnover Rate	3%[6]	1%	2%	44%
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended September 30, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2070 Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	8,935
Total Distributable Earnings (Loss)	(8,935)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20,492
Undistributed Long-Term Gains	265
Net Unrealized Gains (Losses)	365,955
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	386,712
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	21,131	7,044
Long-Term Capital Gains	18	—
Total	21,149	7,044
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,733,047
Gross Unrealized Appreciation	367,524
Gross Unrealized Depreciation	(1,569)
Net Unrealized Appreciation (Depreciation)	365,955

Target Retirement 2070 Fund
E.  Capital shares issued and redeemed were:
	Year Ended September 30,
	2025 Shares (000)	2024 Shares (000)
Issued	41,486	29,511
Issued in Lieu of Cash Distributions	768	286
Redeemed	(13,049)	(6,716)
Net Increase (Decrease) in Shares Outstanding	29,205	23,081
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	1,679	NA2	NA2	—	1	161	—	12,649
Vanguard Total Bond Market II Index Fund	72,209	60,711	17,177	(62)	(6)	3,684	—	115,675
Vanguard Total International Bond II Index Fund	30,932	23,610	2,836	(15)	(607)	1,758	—	51,084
Vanguard Total International Stock Index Fund	371,552	327,887	13,424	2,489	88,123	16,152	—	776,627
Vanguard Total Stock Market Index Fund	560,763	469,951	27,355	4,986	134,622	10,605	—	1,142,967
Total	1,037,135	882,159	60,792	7,398	222,133	32,360	—	2,099,002
1	Includes $23,330 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Chester Funds and Shareholders of Vanguard Target Retirement 2045 Fund, Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, Vanguard Target Retirement 2065 Fund and Vanguard Target Retirement 2070 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (six of the funds constituting Vanguard Chester Funds, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations and statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Vanguard Target Retirement 2045 Fund (1)
Vanguard Target Retirement 2050 Fund (1)
Vanguard Target Retirement 2055 Fund (1)
Vanguard Target Retirement 2060 Fund (1)
Vanguard Target Retirement 2065 Fund (1)
Vanguard Target Retirement 2070 Fund (2)
(1) The related statement of operations for the year ended September 30,2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025.
(2) The related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the three years in the period ended September 30, 2025 and for the period June 28, 2022 (inception) through September 30, 2022.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
Target Retirement 2045 Fund	25.7%
Target Retirement 2050 Fund	29.6
Target Retirement 2055 Fund	30.3
Target Retirement 2060 Fund	31.0
Target Retirement 2065 Fund	33.3
Target Retirement 2070 Fund	43.8
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
Target Retirement 2045 Fund	1,128,843
Target Retirement 2050 Fund	1,028,341
Target Retirement 2055 Fund	690,059
Target Retirement 2060 Fund	391,280
Target Retirement 2065 Fund	116,591
Target Retirement 2070 Fund	13,474
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Target Retirement 2045 Fund	203,957
Target Retirement 2050 Fund	107,853
Target Retirement 2055 Fund	73,390
Target Retirement 2060 Fund	43,091
Target Retirement 2065 Fund	13,703
Target Retirement 2070 Fund	1,856
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the Target Retirement 2045, Target Retirement 2055, Target Retirement 2060, Target Retirement 2065 and Target Retirement 2070 Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
Target Retirement 2045 Fund	58,219
Target Retirement 2050 Fund	23,984
Target Retirement 2055 Fund	34,939
Target Retirement 2060 Fund	14,621
Target Retirement 2065 Fund	2,037
Target Retirement 2070 Fund	29
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Target Retirement 2045 Fund	30.7%
Target Retirement 2050 Fund	19.0
Target Retirement 2055 Fund	19.2
Target Retirement 2060 Fund	19.7
Target Retirement 2065 Fund	20.8
Target Retirement 2070 Fund	25.1

The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
Target Retirement 2045 Fund	1,013,692	71,438
Target Retirement 2050 Fund	899,956	66,500
Target Retirement 2055 Fund	615,938	45,523
Target Retirement 2060 Fund	359,104	26,561
Target Retirement 2065 Fund	115,101	8,528
Target Retirement 2070 Fund	16,297	1,211

Q3080B 112025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.